Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes the stock option activity related to the 2013 Share Option Plan:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life (Years)	Intrinsic Value
				(In thousands)
Balances as of December 31, 2020	7,207,044	$4.94	6.75	$110,552
Options granted	—	$—
Options exercised	(164,580)	$1.72
Options forfeited	(331,068)	$10.30
Options expired	(11,119)	$6.66
Balances as of June 30, 2021	6,700,277	$4.75	6.16	$133,661
Options exercisable – June 30, 2021	$4,989,774	$3.56	5.31	$105,483

The following table summarizes stock option activity related to the plans during the years ended December 31, 2020 and 2019:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life	Intrinsic Value
			(Years)	(In thousands)
Balances as of December 31, 2018	5,565,292	$2.88	6.68	$59,146
Options granted	1,135,148	9.29
Options exercised	(24,750)	1.33
Options forfeited	(120,001)	6.65
Options expired	(651,276)	2.78

Balances as of December 31, 2019	5,904,413	$4.05	6.94	$54,100
Options granted	2,328,385	8.67
Options exercised	(7,813)	5.36
Options forfeited	(826,488)	8.62
Options expired	(191,453)	6.92

Balances as of December 31, 2020	7,207,044	$4.94	6.75	$110,552

Options exercisable—December 31, 2020	4,693,313	$3.16	5.51	$80,334

Schedule of Stock-Based Compensation Expense
Stock-based compensation expense for all equity arrangements is included in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended June 30		Six Months Ended June 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Cost of revenue	$363	$870	$631	$1,341
Research and development	1,171	1,330	2,219	2,081
Selling, general and administrative	442	345	851	767
Total stock-based compensation expense	$1,976	$2,545	$3,701	$4,189

Stock-based compensation expense for all equity arrangements for the years ended December 31, 2020 and 2019 was as follows (in thousands):

	Years Ended December 31,
	2020	2019
Cost of revenue	$2,271	$2,230
Research and development	4,313	2,835
Sales and marketing	639	475
General and administrative	820	689

Total stock-based compensation expense	$8,043	$6,229

Schedule of Fair Value Of Stock Options Valuation Assumptions And Methodology	The expecte
d dividend rate is zero as the Company has not declared or paid any cash dividends and does not anticipate to do so in the foreseeable future.

Years Ended December 31,
	2020	2019
Expected term (in years)	4.86 – 6.25	5.61 – 6.25
Expected volatility (%)	50.29 – 52.45	50.40 – 51.37
Risk-free interest rate (%)	0.30 – 1.75	1.42 – 1.88
Fair value of Ordinary Shares	$10.58 – 19.96	$13.21 – 13.52
Dividend yield	—	—

Summary of Warrant Information
The following table summarizes information related to our out
s
tanding warrants. Investor Warrants in connection with the 8.00% – 2020 Convertible Notes and 5.00% – $25.0 Million Convertible Notes were excluded from the below table as they are classified as liabilities.

	Number of Warrants Outstanding	Weighted Average Exercise Per Shares	Weighted Average Contractual Life (Years)
Balances as of December 31, 2020	1,013,103	$7.33	6.45
Warrants issued	18,694	$18.16
Warrants exercised	(23,278)	$0.00
Balances as of June 30, 2021	1,008,519	$7.70	5.78

The below warrants are equity classified and exercisable as of December 31, 2020 and 2019. Investor Warrants in connection with the 8.0% Convertible Notes were excluded from the below table as they were classified as liabilities. A summary of the Company’s outstanding warrants as of December 31, 2020 and 2019 are presented below
:

	Number of Warrants Outstanding	Weighted- Average Exercise Per Shares	Weighted- Average Contractual Life (Years)
Balances as of December 31, 2018	678,232	$7.05	7.60
Warrants issued	304,864	7.44
Warrants exercised	(2,757)	0.00
Warrants cancelled	—	—

Balances as of December 31, 2019	980,339	$7.19	7.29
Warrants issued	51,859	10.30
Warrants exercised	(5,523)	1.26
Warrants cancelled	(13,572)	11.44

Balances as of December 31, 2020	1,013,103	$7.33	6.45